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August 22, 2008

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

          RE:     Frontegra Funds, Inc.
                    (Registration Nos. 333-7305; 811-7685)

Ladies and Gentlemen:

          Transmitted herewith via EDGAR on behalf of Frontegra Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A.

          This Post-Effective Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, to register Class Y and Institutional Class shares of the Frontegra New Star Emerging Markets Equity Fund.  It does not relate to, amend, supersede or otherwise affect the separate Prospectuses and Statement of Additional Information for the other series and classes of the Company.

          If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michael J. Conmey

Michael J. Conmey

cc:

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